Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	2015	2014
Amended 2012 Credit Agreement	$2.611.580	$2.881.930
Senior Notes	5.325.618	5.473.979
Equity-neutral convertible bonds	407.705	447.263
Accounts Receivable Facility	50.185	340.575
Capital lease obligations	40.621	40.991
Other	82.113	143.026
Long-term debt and capital lease obligations	$8.517.822	$9.327.764
Less current portion	(664.335)	(313.607)
Long-term debt and capital lease obligations, less current portion	$7.853.487	$9.014.157

2006 Senior Credit Agreement Table
	Maximum Amount Available2015		Balance Outstanding 2015(1)

Revolving Credit USD	$1.000.000	$1.000.000	$25.110	$25.110
Revolving Credit EUR	€400.000	$435.480	€-	$-
USD Term Loan	$2.300.000	$2.300.000	$2.300.000	$2.300.000
EUR Term Loan	€276.000	$300.481	€276.000	$300.481
		$4.035.961		$2.625.591

	Maximum Amount Available2014		Balance Outstanding2014(1)

Revolving Credit USD	$1.000.000	$1.000.000	$35.992	$35.992
Revolving Credit EUR	€400.000	$485.640	€-	$-
USD Term Loan	$2.500.000	$2.500.000	$2.500.000	$2.500.000
EUR Term Loan	€300.000	$364.230	€300.000	$364.230
		$4.349.870		$2.900.222

(1) Amounts shown are excluding debt issuance costs.

Schedule of senior notes
Issuer/Transaction	Face Amount	Maturity	Coupon	Book value2015	Book value2014
FMC Finance VI S.A. 2010	€250.000	July 15, 2016	5,50%	$271.409	$301.206
FMC Finance VIII S.A. 2011(1)	€100.000	October 15, 2016	3,45%	$108.735	$121.052
FMC US Finance, Inc. 2007	$500.000	July 15, 2017	6 7/8%	$497.363	$495.631
FMC Finance VIII S.A. 2011	€400.000	September 15, 2018	6,50%	$430.600	$478.182
FMC US Finance II, Inc. 2011	$400.000	September 15, 2018	6,50%	$395.678	$394.080
FMC US Finance II, Inc. 2012	$800.000	July 31, 2019	5,625%	$796.505	$795.014
FMC Finance VIII S.A. 2012	€250.000	July 31, 2019	5,25%	$270.655	$301.357
FMC US Finance II, Inc. 2014	$500.000	October 15, 2020	4,125%	$495.944	$495.092
FMC US Finance, Inc. 2011	$650.000	February 15, 2021	5,75%	$642.167	$640.626
FMC Finance VII S.A. 2011	€300.000	February 15, 2021	5,25%	$324.045	$360.807
FMC US Finance II, Inc. 2012	$700.000	January 31, 2022	5,875%	$696.086	$694.918
FMC US Finance II, Inc. 2014	$400.000	October 15, 2024	4,75%	$396.431	$396.014
				$5.325.618	$5.473.979

(1) This note carries a variable interest rate which was 3.45% at December 31, 2015.

Accounts Receiable Facility
	Maximum Amount Available(1)		Balance Outstanding(2)
	2015	2014	2015	2014

Accounts Receivable Facility	$800.000	$800.000	$51.000	$341.750

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.